UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (126.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.8%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6.75%, 2/1/29	Ba1	$1,100,000	$1,199,264

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	500,000	627,710
zero %, 10/1/46	BBB-	3,950,000	3,112,363

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	1,450,000	1,986,370

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,000,000	1,161,240

			8,086,947
American Samoa (0.1%)

Econ. Dev. Auth. Rev. Bonds, Ser. A, 6.625%, 9/1/35	Ba3	500,000	525,360

			525,360
Arizona (4.3%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7.25%, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5.125%, 10/1/32	A3	2,000,000	2,202,760

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,200,000	2,521,442

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32	BB/F	200,000	220,760
(Choice Academies, Inc.), 5.625%, 9/1/42	BB+	315,000	334,508
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	675,000	721,609
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,928,854
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	905,000	992,296

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	271,113
5.00%, 7/1/35	BB	900,000	1,001,097
Ser. A, 5.00%, 7/1/35	BB	600,000	660,168

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	2,000,000	2,599,740
5.00%, 12/1/37	Baa1	2,000,000	2,567,780
5.00%, 12/1/32	Baa1	570,000	717,134

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6.25%, 12/1/42	BB-/P	1,000,000	1,091,900

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,046,310

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	524,505

			19,410,345
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6.00%, 3/1/33	BB+/P	840,000	886,528

			886,528
California (13.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6.00%, 7/1/31	BBB+/F	660,000	777,817
(O'Connor Woods), 5.00%, 1/1/33	AA-	600,000	715,470

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5.25%, 2/1/37	A-	650,000	662,123

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6.125%, 6/1/30	Baa1	1,000,000	1,163,690
(Emerson College), 6.00%, 1/1/42	Baa1	1,000,000	1,189,460
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/40	A-	750,000	862,958

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	540,135

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	4,000,000	4,612,801
5.00%, 4/1/42	Aa3	2,000,000	2,371,360

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	713,685

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	2,000,000	2,257,880
(Pacific Gas & Electric Corp.), Class D, FGIC, 4.75%, 12/1/23	A3	2,500,000	2,578,525

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,250,000	1,308,950
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	2,000,000	2,372,540

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	540,000	541,701

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,461,450
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	3,000,000	3,419,100
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,161,120
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	508,356
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,640,983

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	380,000	461,871

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	BBB-	1,500,000	1,818,480

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.30%, 6/1/37	B3	1,000,000	1,026,620
Ser. A-1, 5.125%, 6/1/47	B3	3,235,000	3,239,044

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	355,290

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	1,000,000	1,203,450

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	439,184

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,126,200

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6.625%, 8/1/38	BBB/P	800,000	959,448
(Election of 2006), Ser. A, 5.50%, 8/1/32	BBB/P	500,000	586,975

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/15/32	BBB	495,000	580,491

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	389,855

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/30	A1	600,000	712,974

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds
(No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	2,000,000	469,460
(No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/38	BBB/P	2,000,000	635,920

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	250,000	293,980

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB-	920,000	1,086,520

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A, 5.25%, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,620,000	1,893,456

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	7,000,000	8,513,005

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,597

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	431,899

			58,921,823
Colorado (3.6%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	429,900

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5.375%, 9/1/26	A3	500,000	564,290

CO State Educ. & Cultural Fac. Auth. Rev. Bonds (Skyview Academy), 5.125%, 7/1/34	BB+	755,000	826,559

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	893,211
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	367,569
(Christian Living Cmntys.), Ser. A, 5.75%, 1/1/26	BB/P	1,925,000	1,944,712
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa1	250,000	296,678
(Valley View Assn.), 5.25%, 5/15/42	A-	3,495,000	3,601,632
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	1,500,000	1,732,350
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/33	BBB+/F	900,000	1,017,954
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa1	1,100,000	1,243,781

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	235,862

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	225,000	261,965

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,785,416

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	864,315

			16,066,194
Delaware (0.9%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	500,000	572,610
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,856,854
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	771,383

			4,200,847
District of Columbia (1.8%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	400,000	432,048
(Howard U.), Ser. A, 6.25%, 10/1/32	BBB	1,000,000	1,087,220
(Kipp Charter School), 6.00%, 7/1/33	BBB+	1,000,000	1,209,560

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,017,900

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	257,875

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B, zero %, 10/1/40	Baa1	10,000,000	4,222,900

			8,227,503
Florida (6.0%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/45	A1	2,000,000	2,344,480

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A-	500,000	530,330

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	400,000	442,572

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5.00%, 4/1/32	A-	600,000	700,422

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,065,870

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,539,278

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6.00%, 9/1/17	BB-/P	260,000	266,422

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	1,350,000	1,357,034

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	500,000	583,210

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	840,000	888,754

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	1,000,000	1,060,350

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	500,000	528,580

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Pt./Alliance Oblig. Group)
5.125%, 11/15/36	BBB	1,075,000	1,085,696
5.00%, 11/15/22	BBB	1,500,000	1,543,200

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Ba1	500,000	525,660

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,145,750

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB-	1,240,000	1,363,777

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	618,798

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	2,000,000	2,387,540

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,112,220

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	548,472

Tallahassee, Hlth. Fac. Rev. Bonds (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,148,480

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	745,000	746,125

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	470,000	494,957

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5.375%, 5/1/37	B/P	845,000	845,549

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	790,000	941,925

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	400,000	466,152

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	385,000	419,669

			26,701,272
Georgia (3.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	2,500,000	2,944,300

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,689,460

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	851,205

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	730,000	773,158

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa2	750,000	885,368
Ser. A, 5.25%, 10/1/27	Baa2	1,000,000	1,175,760
Ser. A, 5.00%, 10/1/32	Baa2	1,000,000	1,144,800

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	827,456

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), Ser. PJ, 6.25%, 6/15/20	Ba3	675,000	721,373

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	2,000,000	2,473,000

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	600,000	607,800

			16,093,680
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	226,388

			226,388
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44	B/P	400,000	489,532
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa1	3,000,000	3,415,530
(Kahala Nui), 5.125%, 11/15/32	BBB+/F	400,000	451,016

			4,356,078
Illinois (6.3%)

Chicago, G.O. Bonds
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,070,660
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,524,720

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	1,610,000	1,613,413

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B+	1,500,000	1,413,375

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	BBB	500,000	535,085

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/26	A2	2,595,000	3,071,494

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,531,809

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	875,000	1,007,458

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,382,188

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	350,000	350,294

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34	Baa3	1,500,000	1,800,765
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,375,520
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,251,021
(Navistar Intl. Recvy. Zone), 6.50%, 10/15/40	Caa1	500,000	501,790
(Three Crowns Pk. Plaza), Ser. A, 5.875%, 2/15/26	BB-/P	1,000,000	1,001,620
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,700,323

IL State G.O. Bonds, 5.00%, 3/1/34	BBB+	750,000	803,393

IL State Fin. Auth. Rev. Bonds (Presence Hlth. Network ), Ser. C, 5.00%, 2/15/36(FWC)	Baa3	525,000	598,637

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5.25%, 5/15/45	BB+/F	1,000,000	1,086,350

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,240,680

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	1,050,000	1,256,777

			28,117,372
Indiana (2.1%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5.25%, 9/1/40	BB+	500,000	564,090
(I-69 Dev. Partners, LLC), 5.25%, 9/1/34	BB+	1,250,000	1,441,675
(OH Valley Elec. Corp.), Ser. A, 5.00%, 6/1/32	Baa3	750,000	810,863

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5.00%, 2/1/32	A-	1,000,000	1,132,540
5.00%, 2/1/29	A-	500,000	572,080

IN State Muni. Pwr. Agcy. Rev. Bonds , Ser. A, 5.00%, 1/1/42	A1	3,000,000	3,634,200

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,407,679

			9,563,127
Iowa (1.0%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B+	1,000,000	1,041,780
5.25%, 12/1/25	B+	750,000	810,975

Orange Cnty., Hosp. Rev. Bonds, 5.50%, 9/1/27	BB/P	1,125,000	1,145,093

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	1,250,000	1,251,550

			4,249,398
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7.125%, 5/15/29	BB/P	500,000	551,830

Wichita, Hlth. Care Fac. Rev. Bonds (KS Masonic Home Oblig. Group), Ser. 2-A, 5.375%, 12/1/46	B/P	500,000	519,445

			1,071,275
Kentucky (1.9%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7.25%, 5/15/41	BB-/P	500,000	590,825
7.00%, 5/15/30	BB-/P	500,000	590,425

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,339,041

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	931,023

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/28	Baa3	500,000	533,565

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A-	3,000,000	3,694,980

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	791,700

			8,471,559
Louisiana (1.2%)

LA State Local Govt. Env. Fac. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6.75%, 11/1/32	BBB+	2,200,000	2,356,574

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	Baa1	250,000	292,765

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39	CCC/P	500,000	288,750

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,138,610

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.70%, 11/1/36	A3	750,000	754,365

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	385,000	412,732

			5,243,796
Maine (0.7%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba2	1,000,000	1,203,530
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba2	1,000,000	1,149,040

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5.125%, 8/1/35	BB-	500,000	597,575

			2,950,145
Maryland (1.0%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5.00%, 1/1/37	A-	2,000,000	2,026,460

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	550,000	622,749

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	278,945
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,656,210

			4,584,364
Massachusetts (8.0%)

MA Bay Trans. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/25(FWC)	AAA	2,000,000	2,597,300

MA State G.O. Bonds, Ser. B, 5.00%, 7/1/33	Aa1	1,500,000	1,893,495

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	848,114
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	450,850	473,699
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	275,400	289,357
(Boston U.), SGI, 6.00%, 5/15/59	A1	500,000	691,755
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	200,000	231,216
(Linden Ponds, Inc. Fac.), Ser. A-2, 5.50%, 11/15/46	B-/P	88,265	85,953
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	875,373
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	1,700,000	1,754,502
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,400,000	1,715,364
(WGBH Edl. Foundation ), 5.00%, 1/1/34	A+	1,895,000	2,361,322
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	564,471
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	3,451

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	1,050,000	1,089,092

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,050,000	1,193,871

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.50%, 1/1/23	AA	450,000	484,191

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	1,000,000	1,152,430
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	950,000	1,068,627
(Baystate Med. Ctr.), Ser. I, 5.75%, 7/1/36	A+	1,500,000	1,685,925
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	Baa1	450,000	519,386
(Springfield College), 5.50%, 10/15/31 (Prerefunded 10/15/19)	Baa1	1,100,000	1,265,264
(Springfield College), 5.50%, 10/15/26 (Prerefunded 10/15/19)	Baa1	1,500,000	1,725,360
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	250,000	255,668
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/22	Baa3	2,200,000	2,287,692

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	861,750

MA State Trans. Fund Rev. Bonds (Rail Enhancement Program), Ser. A
5.00%, 6/1/24	Aaa	650,000	833,450
5.00%, 6/1/23	Aaa	2,885,000	3,620,935

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5.25%, 7/1/33	A1	1,500,000	1,770,795
5.00%, 7/1/41	A1	1,500,000	1,729,965

			35,929,773
Michigan (4.2%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	1,660,000	1,876,647

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	777,203

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,454,230

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5.50%, 11/15/45	BB+/F	500,000	531,320
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	BBB+	400,000	471,036
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A-	600,000	702,354

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,000,000	2,299,600
(Henry Ford Hlth.), 5.75%, 11/15/39	A3	1,600,000	1,838,128
(Henry Ford Hlth. Syst.), Ser. A, 5.25%, 11/15/46	A3	2,565,000	2,599,140

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,654,331

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa3	1,250,000	1,477,438

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,312,700

			18,994,127
Minnesota (2.5%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,940,000	2,146,377
6.25%, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,060,000	1,172,763

Ham Lake, Charter School Lease Rev. Bonds (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	522,645

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5.375%, 10/1/26	B/P	700,000	700,560

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.44s, 5/15/34	VMIG1	385,000	385,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6.125%, 10/1/39	BB/P	315,000	326,063

Northfield, Hosp. Rev. Bonds, 5.375%, 11/1/26	BBB	750,000	757,958

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/34	BB+	800,000	849,056

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.875%, 7/1/30	A-/F	1,000,000	1,166,810

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	533,410
5.25%, 9/1/27	B-/P	750,000	810,188

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6.625%, 9/1/42	BBB-	250,000	284,925
6.375%, 9/1/31	BBB-	250,000	291,253

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,127,318

			11,074,326
Mississippi (0.6%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.4s, 12/1/30	VMIG1	1,000,000	1,000,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	1,600,000	1,778,032

			2,778,032
Missouri (0.9%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6.50%, 1/1/35	B/P	1,500,000	1,500,420

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Saint Lukes Hlth. Syst., Inc. ), 5.00%, 11/15/35	A1	375,000	457,725

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. C, 0.37s, 9/1/30	VMIG1	1,000,000	1,000,000

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6.625%, 7/1/34	A3	1,000,000	1,155,980

			4,114,125
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5.25%, 12/1/18	A3	1,500,000	1,640,475

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,136,450

			2,776,925
Nevada (1.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	A1	1,050,000	1,270,868

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/21	BBB	555,000	619,491

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	500,000	528,940

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5.00%, 9/1/18	BBB-/P	350,000	357,623
(No. T-18), 5.00%, 9/1/16	B-/P	715,000	715,265

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	445,000	475,247
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	390,000	444,272

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	265,588

Las Vegas, Redev. Agcy. Tax Allocation Bonds (Tax Increment), 5.00%, 6/15/40	BBB+	600,000	702,930

			5,380,224
New Hampshire (1.5%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6.00%, 10/1/27	Baa1	1,700,000	1,916,716

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	BB-	350,000	368,361

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,305,000
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,526,514
(Kendel at Hanover ), 5.00%, 10/1/40	BBB+/F	585,000	689,042

			6,805,633
New Jersey (8.3%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,576,110

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,174,380
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	1,000,000	1,171,960
(MSU Student Hsg. - Provident Group - Montclair LLC), 5.375%, 6/1/25	Baa3	2,000,000	2,234,940
(Lions Gate), 5.25%, 1/1/44	BB-/P	300,000	318,108
(Continental Airlines, Inc.), 5.25%, 9/15/29	BB-	3,000,000	3,370,980
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	558,010
5.00%, 6/15/26	Baa1	500,000	560,550

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	BB-	1,500,000	1,729,350

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	2,600,000	2,913,560
Ser. D, 4.875%, 11/1/29	A1	700,000	772,170

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38	Baa3	2,250,000	2,460,578
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,214,740
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	Baa2	1,000,000	1,209,450
(Holy Name Hosp.), 5.00%, 7/1/36	Baa2	2,500,000	2,502,825

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	1,000,000	1,152,930

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B3	5,000,000	4,936,600
Ser. 1A, 4.75%, 6/1/34	B3	2,210,000	2,157,910
zero %, 6/1/41	A-	10,000,000	2,672,600

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,615,518

			37,303,269
New Mexico (1.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	567,345
(Public Service Co. of San Juan, NM), Ser. B, 4.875%, 4/1/33	BBB+	4,500,000	4,576,815
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,241,160

			7,385,320
New York (7.2%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6.75%, 7/1/28 (Prerefunded 7/1/18)	AAA/P	600,000	669,888

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,831,343

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,500,000	1,797,090

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37	Ba1	725,000	791,243

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds (NYU Hosp. Ctr.), 5.00%, 7/1/34	A3	500,000	602,345

NY State Dorm. Auth. Revs. bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,872,678

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	BB-	1,000,000	1,037,410

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	750,000	883,965
Class 1, 5.00%, 11/15/44	BB-/P	2,750,000	3,159,310

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	2,250,000	2,466,585

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,620,000	1,831,734

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	100,037

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,172,490

			32,216,118
North Carolina (2.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	750,000	858,878

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.40%, 10/1/27	BB/P	2,000,000	2,008,740
(First Mtge. - Presbyterian Homes), 5.375%, 10/1/22	BB/P	1,110,000	1,116,538

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Pennybyrn at Maryfield, Inc.), 5.00%, 10/1/35	BB/P	375,000	410,989

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38	BB/P	1,000,000	1,041,640
(Salemtowne), 5.25%, 10/1/37	BB/P	385,000	427,516
(Forest at Duke, Inc. (The)), 5.125%, 9/1/27	BBB+/F	1,000,000	1,046,540
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	895,967
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	546,475
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	598,630

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,791,681

			10,743,594
Ohio (5.8%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	2,000,000	2,047,420
Ser. A-3, 6.25%, 6/1/37	B-	850,000	867,340
Ser. A-2, 6.00%, 6/1/42	B3	2,500,000	2,499,750
Ser. A-2, 5.875%, 6/1/47	B3	6,500,000	6,458,140
Ser. A-2, 5.875%, 6/1/30	B-	1,315,000	1,314,264
Ser. A-2, 5.75%, 6/1/34	B-	3,675,000	3,630,312

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB-	2,250,000	2,482,988

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
5.625%, 8/15/29	A3	245,000	268,116
U.S. Govt. Coll., 5.625%, 8/15/29 (Prerefunded 8/15/18)	AAA/P	1,285,000	1,414,194

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5.00%, 7/1/44	A1	800,000	896,896

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	883,808

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4.00%, 12/1/33	Baa3	1,550,000	1,571,514

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	900,000	1,036,044
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB/F	150,000	157,598

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	500,000	619,860

			26,148,244
Oklahoma (0.8%)

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30	BB-/P	1,250,000	1,369,013

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds (6/1/25) (American Airlines, Inc.), 5.00%, 6/1/35	BB-	750,000	863,978

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,429,138

			3,662,129
Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	500,000	562,755
(Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	404,674

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	782,600

Yamhill Ctny., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty. ), Ser. A, 5.00%, 11/15/36	BB/P	325,000	358,449

			2,108,478
Pennsylvania (4.1%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,130,380

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	388,812

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,068,030

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A+	250,000	304,640

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6.375%, 7/1/30	BB-/P	625,000	642,431

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A-	3,000,000	3,400,860

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,677,195

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7.00%, 7/1/32	B/P	800,000	884,120

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	500,000	578,175
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	866,538
(Indiana U.), Ser. A, 5.00%, 7/1/41	BBB+	500,000	557,510

PA State Tpk. Comm. Rev. Bonds
Ser. A-1, 5.00%, 12/1/41	A1	1,000,000	1,198,290
Ser. A, 5.00%, 12/1/38	A1	500,000	594,260

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35	BBB+	1,055,000	1,164,108

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5.00%, 8/1/30	A-	1,000,000	1,127,330

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6.50%, 1/1/38	Baa3	1,325,000	1,401,519

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	874,451

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.)
5.00%, 3/1/22	BBB	225,000	230,528
U.S. Govt. Coll., 5.00%, 3/1/22 (Prerefunded 3/1/17)	AAA/P	335,000	343,626

			18,432,803
Puerto Rico (0.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.625%, 5/15/43	Ba2	850,000	850,153

Cmnwlth. of PR, G.O. Bonds
(Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	AA-	1,000,000	1,074,370
Ser. A, FGIC, 1.21%, 7/1/21	Caa3	1,000,000	741,250

			2,665,773
South Carolina (1.8%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,798,240
Ser. A, 5.50%, 12/1/54	AA-	2,000,000	2,409,900

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	1,500,000	1,821,765

			8,029,905
South Dakota (0.3%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/45	A1	1,250,000	1,467,013

			1,467,013
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,450,000	1,644,300

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/40	A3	450,000	542,507

			2,186,807
Texas (13.8%)

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	2,735,000	2,930,553

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/45	BBB+	250,000	294,830
Ser. A, 5.00%, 1/1/40	BBB+	500,000	592,270
(Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	525,000	610,738

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB	500,000	603,695
5.00%, 8/15/32	BBB	315,000	353,320

Grand Parkway Trans. Corp. Rev. Bonds, Ser. B, 5.25%, 10/1/51	AA+	2,000,000	2,396,200

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	1,000,000	1,127,210

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.38s, 12/1/24	A-1+	1,000,000	1,000,000

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	2,500,000	2,785,975
Ser. B-1, 5.00%, 7/15/30	BB-	650,000	737,984
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,733,025
(United Airlines, Inc.), 4.75%, 7/1/24	BB-	1,300,000	1,495,208

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,284,140
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,298,229

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,047,330

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	Baa1	3,500,000	3,988,075

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	450,000	554,553

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	Baa1	1,000,000	1,121,910
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	Baa1	1,250,000	1,500,575

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	538,295
(NCCD College Station Properties, LLC), Ser. A, 5.00%, 7/1/47	Baa3	500,000	567,210
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	578,715
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	530,000	626,704

Newark, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6.00%, 8/15/42	BBB-	670,000	685,149

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,255,980

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	120,000	128,968
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6.00%, 1/1/25 (Prerefunded 1/1/18)	AAA/P	880,000	946,669
(Toll 2nd Tier), Ser. F, 5.75%, 1/1/38 (Prerefunded 1/1/18)	A2	750,000	804,188
Ser. A, 5.00%, 1/1/39	A1	3,250,000	3,921,483

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	502,547
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	39,000	59
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	749,000	1,124
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	441,000	662
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	76,000	114
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	1,124,000	1,686
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	593,000	890

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8.25%, 11/15/39	B+/P	1,500,000	1,597,635
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,000,000	1,126,880
(Buckner Retirement Svcs., Inc.), 5.25%, 11/15/37	A/F	1,065,000	1,104,469
(Buckner Retirement Svcs., Inc.), 5.25%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	835,000	884,774
(Air Force Village), 5.125%, 5/15/27	BBB-/F	2,850,000	2,870,805
(Buckner Retirement Svcs., Inc.), Ser. B, 5.00%, 11/15/46	A/F	1,500,000	1,779,765

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A, 5.25%, 8/15/42	BB+	1,000,000	1,067,740

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5.25%, 12/15/24	Baa1	2,000,000	2,444,960

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,413,880
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,984,275

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.90%, 7/2/24	AA+	150,000	150,431

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,745,310

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	577,900
5.00%, 12/31/50	Baa3	750,000	870,173

			61,635,260
Virginia (2.5%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5.00%, 1/1/24	BB/P	600,000	608,490

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5.00%, 10/1/45	BBB/F	1,500,000	1,741,290

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,051,070

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	720,581

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	500,000	505,470

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5.00%, 7/1/31	BB+/P	1,250,000	1,272,388
4.875%, 7/1/21	BB+/P	1,000,000	1,025,900

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	900,000	1,092,465
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,150,000	1,275,580

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	1,700,000	1,933,257

			11,226,491
Washington (3.6%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	735,144

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BB+	300,000	324,018

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,769,475

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,897,379

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,481,333

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5.625%, 10/1/40	Baa1	400,000	446,016

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,180,580
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,300,000	1,553,864
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	837,176

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	500,000	542,345
(Bayview Manor Homes ), Ser. A, 5.00%, 7/1/46	BB+/P	400,000	428,392

			16,195,722
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	735,000	776,866

			776,866
Wisconsin (1.6%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	403,617

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	325,074

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,635,836
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,434,625
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	250,000	277,598

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,993,356

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	800,000	882,008

			6,952,114

Total municipal bonds and notes (cost $502,462,546)			$564,943,072

PREFERRED STOCKS (0.8%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,400,000	$3,604,000

Total preferred stocks (cost $3,400,000)			$3,604,000

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$1,381

Total common stocks (cost $1,273,945)			$1,381

TOTAL INVESTMENTS

Total investments (cost $507,136,491)(b)			$568,548,453

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $447,971,133.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $506,712,882, resulting in gross unrealized appreciation and depreciation of $65,269,487 and $3,433,916, respectively, or net unrealized appreciation of $61,835,571.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,545,570 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	32.7%
	Utilities	17.0
	Transportation	16.7
	Prerefunded	10.3

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $32,114,405 were held by the TOB trust and served as collateral for $13,568,834 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $21,236 for these investments based on an average interest rate of 0.19%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,381	$—	$—
Total common stocks	1,381	—	—
Municipal bonds and notes	—	564,930,168	12,904
Preferred stocks	—	3,604,000	—

Totals by level	$1,381	$568,534,168	$12,904

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016